STOCKBASED COMPENSATION (Details) - USD ($)	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
STOCK BASED COMPENSATION
Number of Options, Begining	339,250	319,250
Number of Options Granted	62,500	20,000
Number of Options Exercised	0	0
Number of Options Canceled, forfeited, or expired	(20,000)	0
Number of Options, Ending	381,750	339,250
Numbeer of Options exercisable	251,889	169,554
Weighted Average Exercise Price, Begining	$ 2.53	$ 2.62
Weighted Average Exercise Price Granted	1.50	1.64
Weighted Average Exercise Price Exercised	0	0
Weighted Average Exercise Price Canceled, forfeited, or expired	2.5	0
Weighted Average Exercise Price, Ending	2.40	2.53
Weighted Average Exercise Price exercisable	$ 2.47	$ 2.65
Weighted Average Remaining Contract term (In Years) beg of the period	7 months 12 days	7 months 18 days
Weighted Average Remaining Contract term (In Years) granted	9 months 9 days	9 months 9 days
Weighted Average Remaining Contract term (In Years) end of period	6 months 18 days	7 years 4 months 24 days
Weighted Average Remaining Contract term (In Years), Exercisable	5 months 24 days	6 months 24 days
Aggregate Intrinsic value, Begining	$ 0	$ 0
Aggregate Intrinsic value, Ending	0	0
Aggregate Intrinsic value exercisable	$ 0	$ 0